SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund
December 31, 2020 (Unaudited)

Shares		Value

Common Stocks — 99.13%
Argentina — 2.40%
2,300	MercadoLibre, Inc.*	$3,853,006

Australia — 3.95%
929,326	Oil Search Ltd.	2,663,390
26,652	Rio Tinto Plc	2,006,178
233,133	Treasury Wine Estates Ltd.	1,686,448

		6,356,016

Austria — 1.37%
72,351	Erste Group Bank AG*	2,204,010

Belgium — 2.59%
59,728	Anheuser-Busch InBev NV	4,167,028

Denmark — 5.14%
40,445	Orsted A/S(a)	8,275,262

Finland — 4.46%
98,714	Neste Oyj	7,167,008

Germany — 4.20%
136,360	Deutsche Post AG	6,754,698

Hong Kong — 4.70%
620,600	AIA Group Ltd.	7,562,708

India — 4.05%
90,166	HDFC Bank Ltd., ADR*	6,515,395

Ireland — 1.18%
13,025	Kerry Group Plc, Class A	1,891,795

Japan — 14.44%
257,500	Astellas Pharma, Inc.	3,987,068
117,200	MISUMI Group, Inc.	3,847,364
73,102	Nidec Corp.	9,247,985
22,200	Oriental Land Co. Ltd	3,668,136
59,200	Recruit Holdings Co. Ltd.	2,486,575

		23,237,128

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

Netherlands — 3.54%
1,464	Adyen NV*,(a)	$3,401,665
27,169	Wolters Kluwer NV	2,289,681

		5,691,346

Singapore — 1.84%
156,132	DBS Group Holdings Ltd.	2,958,815

South Africa — 5.09%
40,012	Naspers Ltd., N Shares	8,193,445

Spain — 3.27%
165,602	Industria de Diseno Textil SA	5,256,180

Switzerland — 9.37%
931	Barry Callebaut AG	2,218,695
5,095	Partners Group Holding AG	5,986,839
19,734	Roche Holding AG	6,873,324

		15,078,858

Taiwan — 8.47%
2,904,208	E.Sun Financial Holding Co. Ltd.	2,643,350
100,718	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	10,982,291

		13,625,641

Thailand — 2.53%
478,000	Kasikornbank Pcl, NVDR	1,802,302
2,646,800	Minor International PCL*	2,271,774

		4,074,076

United Kingdom — 12.74%
62,077	Croda International Plc	5,582,581
88,216	InterContinental Hotels Group Plc*	5,717,725
370,368	Legal & General Group Plc	1,349,774
12,136	Linde Plc	3,199,979
299,992	St. James’s Place Plc	4,642,099

		20,492,158

United States — 2.30%
22,900	CyberArk Software Ltd.*	3,700,411

Zambia — 1.50%
134,271	First Quantum Minerals Ltd.	2,410,317

Total Common Stocks		159,465,301

(Cost $114,620,697)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC International Opportunities Fund (cont.)
December 31, 2020 (Unaudited)

Shares		Value

Investment Company — 0.29%
473,170	U.S. Government Money Market Fund,
	RBC Institutional Class 1 (b)	$473,170

Total Investment Company		473,170

(Cost $473,169)

Total Investments		$159,938,471
(Cost $115,093,866) — 99.42%

Other assets in excess of liabilities — 0.58%		926,715

NET ASSETS — 100.00%		$160,865,186

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	22.17%
Consumer Discretionary	18.00%
Industrials	15.31%
Information Technology	11.24%
Materials	8.21%
Health Care	6.75%
Consumer Staples	6.19%
Energy	6.11%
Utilities	5.15%
Other	0.87%
100.00%

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